6. Operating expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Operating Expenses Details
Inventories at beginning of each year	$ 147,670	[1]	$ 94,179	[1]	$ 78,173
Purchases	512,570		336,190		152,883
Operating expenses	2,240,400		1,787,053		1,260,488
Total	2,752,970		2,123,243		1,413,371
Inventories at the end of each year	(158,493)		(147,670)	[1]	(94,179)	[1]
Cost of sales	$ 2,742,147		$ 2,069,752		$ 1,397,365

[1]	Inventories as of December 31, 2016 and 2015 do not include inventories stock from discontinued operations.